Dear Fellow Shareholders:

Performance Review: We are pleased to report that your Fund had a total return (market price change plus income) of 1.9% for the first quarter of 2001. In comparison, the S&P 500 Index had a total return of -11.9%, the S&P Utilities Index -7.1%, and a composite of the S&P Utilities Index and the Lehman Utility Bond Index, reflecting the stock and bond ratio of the Fund, had a total return of -4.5%.

During the first quarter of 2001, your Fund paid three monthly 6.5 cent dividends. The 6.5 cent per share monthly rate, without compounding, would be 78 cents annualized, or a 7.42% common stock dividend yield based on the March 30, 2001 closing price of $10.50 per share. That yield compares favorably with the quarter-end yield of 3.3% on the Dow Jones Utility Index and the 2.7% yield on the S&P Utilities Index.

The S&P Utilities Index again outperformed broad market indexes in the first quarter, although all indexes declined on an absolute basis. Against a backdrop of generally lower corporate profitability, the average electric company enjoyed strong first-quarter growth in earnings per share. Investors also regarded the electric supply and demand imbalance evident in parts of the country as likely to support future earnings for some companies. Your Fund performed better than the S&P Utilities Index for the quarter largely because of our higher yielding holdings, relative underrepresentation of gas utilities, and our specific investment selections.

The Federal Reserve Acts to Stimulate Growth: On April 17, 2001 the Federal Reserve (the Fed) lowered short-term interest rates one half of one percent for the fourth time in as many months. The easing of rates, accumulating two percentage points in relatively short order, was uncharacteristically aggressive for policymakers. In lowering the rates, the Fed noted threats to long-term economic growth in the form of higher energy prices, falling consumer confidence due to rising unemployment claims combined with the weak stock market, and an inventory overhang which is depressing corporate capital expenditures on new equipment.

While the recent report of first quarter 2001 growth of 2.0% in the domestic economy partly allays fears of recession, lingering concerns about weak foreign economies, declining domestic corporate profits, and hesitant consumers are likely to keep policymakers focused on the need to maintain growth for the foreseeable future. Historically, low and declining interest rates have been positive for the valuation of utility securities.

California Update--The Fork in the Road: In hindsight, the 1996 California electric industry deregulation plan was flawed. It did not anticipate rapid electricity demand growth, nor appreciate the severity of the supply lag created by new electric plant siting delays. It did not create a truly deregulated market where price signals could help lower demand or spur the creation of new sources of supply. And it did not provide a mechanism by which electric companies could enter into protective long-term supply contracts, or one by which local electric companies could recoup from consumers through higher rates the high cost of supplying electricity.

Two unfortunate outcomes of the California deregulation experience are sharply higher consumer electric bills, and two utility companies (Pacific Gas & Electric Company and Southern California Edison Company) saddled with huge debts created by purchasing high priced electricity and selling it below cost. The companies have chosen to go different directions to resolve their financial crises.

Pacific Gas & Electric has chosen to file Chapter 11 Bankruptcy because it believes a court will be better able to achieve a timely and reasonable resolution than the state government and utility regulators, and that the company will emerge from bankruptcy on stronger financial footing but with the same business profile. Conversely, Southern California Edison has chosen a path of negotiation and compromise and, shortly after the Pacific

Gas & Electric bankruptcy filing, announced an agreement with Governor Davis of California. Southern California Edison will be a different company if the legislature and regulatory authorities implement the agreement. Among other considerations, the company's transmission system (high voltage electric wires) will be sold to the state in order to pay energy costs which it has not been able to recover, and power generated by the utility will be sold to the state at re-regulated rates for 10 years.

Will the forked road meet again? It is possible that Pacific Gas & Electric could join the Southern California Edison agreement, or that Southern California Edison's agreement will not be supported by the necessary legislation and the companies will meet in bankruptcy court. Given the financial risks associated with any scenario, your Fund managers continue to believe that making investments in either company would not serve shareholder interests.

REIT Review: The Fund continued to benefit from the diversification and income of its REIT holdings during the first quarter of 2001. The contractual cash flows REITs enjoy from their leases are providing a steady stream of earnings even as the economy has slowed. In fact, our analysts expect earnings growth in excess of 7.0% and dividend increases on most, if not all our REIT holdings this year. The current 7.5% average dividend yield for our REIT shares, combined with more than a 7.0% earnings growth, present a good risk/reward balance for REITs.

The REIT industry is much stronger financially than it was going into the 1990-1991 economic weakness, and share prices should fare relatively well even if the economy continues in a period of slower growth. The capital markets, by limiting funding, deserve much of the credit for the enhanced corporate financial responsibility of REITs, as clearer reporting of real estate supply and demand conditions has allowed investors to mitigate the historic boom and bust nature of prior real estate cycles. New development in the pipeline as a percentage of existing stock and vacancies is also lower than in previous periods. Thus, one of the threats that landlords face in an economic slowdown, excess new and in-place supply, has been greatly reduced.

Additionally, healthy rental rate growth in the last few years has created a positive spread between today's market rents and in-place rents. This is particularly evident in the high barrier-to-entry markets, to which we have a positive bias. Even if market rents declined from today's levels by a magnitude of 20-30%, landlords would still be able to generate an increase in rent when leases expire and are renewed. These increases in rental revenues would help offset any increase in vacancy if tenants elect not to renew their leases. Given the combination of lower interest rates and greater financial strength, the outlook for REIT dividend income and dividend increases remains bright.

Board of Directors Meeting--At the regular April Board of Directors' meeting, the Board declared the following monthly dividends:

      Cents Per Share                  Record Date                               Payable Date
      ---------------                  -----------                               ------------
         6.5 cents                       May 31                                   June 11
         6.5 cents                       June 29                                  July 10
         6.5 cents                       July 31                                  August 10

Annual Meeting of Shareholders--The annual meeting of shareholders was held April 24, 2001 in Naples, Florida. At the meeting, holders of common stock were entitled to elect two directors and holders of preferred stock were entitled to elect one director. Nominees Franklin A. Cole, Robert J. Genetski, and Francis E. Jeffries were elected to serve until the annual meeting of shareholders in 2004.

Also at the meeting, the Board's selection of Arthur Andersen LLP as independent public accountants for the Fund until the annual meeting in 2002 was submitted for ratification by shareholders. Arthur Andersen LLP has served as independent public accountants for the Fund since 1987 and was ratified again for the coming year.

The annual meeting of shareholders marked the retirement of Director Beryl W. Sprinkel. Mr. Sprinkel served as Director of the Fund since 1995. The Board recognized and applauded Mr. Sprinkel's years of service to the Fund and excellent contribution to furthering the investment objectives of the Fund.

Automatic Dividend Reinvestment Plan and Direct Deposit Service--The Fund has a dividend reinvestment plan available to all registered shareholders. As long as the market price of the common stock of the Fund exceeds or is equal to the net asset value per share, new shares for the dividend reinvestment program are issued at the greater of either 95% of the market price or the net asset value. If the market price per share of common stock is below the net asset value per share, shares are purchased in the open market at prevailing market prices, plus any brokerage commissions paid by The Bank of New York for all shares purchased by it in the reinvestment of the distribution and credited to the accounts of plan participants.

Those shareholders whose shares are held by them by a brokerage house or nominee in "street name" may not participate in the Fund's automatic dividend reinvestment plan. For such shareholders desiring automatic dividend reinvestment, we suggest you contact your broker or other nominee.

As an added service, the Fund offers direct deposit service through electronic funds transfer to all registered shareholders currently receiving a monthly dividend check. This service is offered through The Bank of New York. For more information and/or an authorization form on automatic dividend reinvestment or direct deposit, please contact The Bank of New York at 1-877-381-2537 or http://stock.bankofny.com.

Visit us on the Web--You can obtain the most recent shareholder financial report and dividend information at our web site http://www.duffutility.com.

We appreciate your interest in Duff & Phelps Utilities Income Inc., and we will continue to do our best to be of service to you.

/s/ Claire V. Hansen                   /s/ Nathan I. Partain
Claire V. Hansen, CFA                  Nathan I. Partain, CFA
Chairman                               Chief Executive Officer and President

                      DUFF & PHELPS UTILITIES INCOME INC.
                            STATEMENT OF NET ASSETS
                                  (UNAUDITED)
                                 March 31, 2001
COMMON STOCKS--73.1%

                                                                      Market
                                                                       Value
 Shares      Company                                                 (Note 1)
 ------      -------                                               -------------
             [_] ELECTRIC--39.5%
   1,300,000 Allegheny Energy Inc...............................   $  60,138,000
   1,096,000 Dominion Resources.................................      70,659,120
   1,600,000 DTE Energy Co......................................      63,680,000
   1,500,000 Duke Energy Corp...................................      64,110,000
   1,593,400 Endesa S.A.........................................      26,370,770
   1,005,000 Entergy Corp.......................................      38,190,000
   1,400,000 Exelon Corp........................................      91,840,000
   1,299,100 FPL Group Inc......................................      79,634,830
   1,000,000 Keyspan Corp.......................................      38,130,000
     215,000 National Grid Group PLC ADR........................       8,170,000
     770,000 National Grid Group PLC (United Kingdom)...........       5,900,341
   2,256,600 NiSource Inc.......................................      70,225,392
   1,318,600 NSTAR..............................................      50,502,380
   1,120,000 Pinnacle West Capital Corp.........................      51,374,400
   1,000,000 Public Service Enterprise Group....................      43,160,000
   1,500,000 Reliant Energy Inc.................................      67,875,000
     850,000 Scottish & Southern Energy (United Kingdom)........       7,443,844
     200,000 Scottish & Southern Energy ADR.....................      17,515,420
   1,000,000 Scottish Power PLC ADR.............................      26,220,000
   2,500,000 Southern Co........................................      87,725,000
   1,000,000 TECO Energy Inc....................................      29,960,000
   1,500,000 Vectren Corp.......................................      32,100,000
                                                                   -------------
                                                                   1,030,924,497
             [_] GAS--9.6%
     926,000 AGL Resources......................................      20,288,660
   1,004,800 El Paso Energy Corp................................      65,613,440
     400,000 National Fuel Gas Co...............................      21,432,000
   2,425,000 Utilicorp United Inc...............................      78,473,000
   1,500,000 Williams Companies Inc.............................      64,275,000
                                                                   -------------
                                                                     250,082,100

     The accompanying note is an integral part of this financial statement.

                      DUFF & PHELPS UTILITIES INCOME INC.
                      STATEMENT OF NET ASSETS--(Continued)
                                  (UNAUDITED)
                                 March 31, 2001

                                                                       Market
                                                                       Value
 Shares      Company                                                  (Note 1)
 ------      -------                                                ------------
             [_] TELECOMMUNICATION--14.3%
   1,000,000 Alltell Corp........................................   $ 52,460,000
   1,730,000 BellSouth Corp......................................     70,791,600
   2,137,230 SBC Communications Inc..............................     95,384,575
     700,000 Swisscom AG ADR.....................................     16,030,000
     900,000 Tele-Danmark A/S ADR................................     15,525,000
     856,250 Telecom Corp. of New Zealand Interim ADR............     15,797,813
   1,068,400 Telstra Corp. ADR...................................     16,677,724
   1,819,000 Verizon Communications..............................     89,676,700
                                                                    ------------
                                                                     372,343,412
             [_] NON-UTILITY--9.7%
     308,600 Apartment Investment & Management Co................     13,717,270
     145,400 Archstone Communities Trust ........................      3,576,840
     200,000 Avalon Bay Communities Inc..........................      9,162,000
     409,000 Boston Properties Inc...............................     15,726,050
      79,900 Camden Property Trust...............................      2,656,675
     347,400 CBL & Associates Properties Inc.....................      9,240,840
     403,600 Centerpoint Properties Corporation..................     18,827,940
     301,000 Chelsea GCA Realty Inc..............................     12,702,200
     200,000 Developers Diversified Realty Corp..................      2,940,000
     495,000 Duke-Weeks Realty Corp..............................     11,459,250
     315,825 Equity Office Properties Trust......................      8,843,100
     200,000 Equity Residential Properties Trust.................     10,406,000
     269,000 Essex Property Trust Inc............................     12,925,450
     278,100 First Industrial Realty Trust.......................      8,799,084
     250,000 General Growth Properties, Inc......................      8,737,500
     200,000 Kimco Realty Corp...................................      8,600,000
      60,000 Macerich Co.........................................      1,317,000
      95,000 Mack-Cali Realty Corp. .............................      2,565,000
     370,600 ProLogis Trust .....................................      7,441,648
     525,100 Reckson Associates Realty Corp......................     11,709,730
     171,545 Reckson Associates Realty Corp. Class B.............      4,039,885
     140,000 Green Realty Corp...................................      3,843,000
     272,200 Smith Charles E. Residential Realty Inc.............     12,382,378
     371,100 Spieker Properties Inc..............................     20,354,835

     The accompanying note is an integral part of this financial statement.

                      DUFF & PHELPS UTILITIES INCOME INC.
                      STATEMENT OF NET ASSETS--(Continued)
                                  (UNAUDITED)
                                 March 31, 2001

                                                                      Market
                                                                       Value
 Shares      Company                                                 (Note 1)
 ------      -------                                               -------------
     349,000 Summit Properties..................................   $   8,550,500
     465,800 Vornado Realty Trust...............................      16,689,614
     104,500 Weingarten Realty Investors........................       4,420,350
                                                                   -------------
                                                                     251,634,139
                                                                   -------------
             Total Common Stocks (Cost--$1,613,771,146).........   1,904,984,148
                                                                   -------------

PREFERRED STOCKS--8.2%

             [_] NON-UTILITY--1.1%
     500,000 Cox Communications Inc. 7% 8/16/02.................      29,750,000
                                                                   -------------
                                                                      29,750,000
             [_] UTILITY--7.1%
     450,000 Dominion Resources 9 1/2% 11/16/04.................      28,021,500
     700,000 Duke Capital Financing Trust III 8 3/8% 8/31/29....      18,655,000
   1,200,000 Duke Energy 8 1/4% 5/18/04.........................      32,700,000
     223,500 EIX Trust II Series B 8.60% 10/29/29...............       3,408,375
     550,000 MediaOne Group 7.00% 11/15/02......................      16,780,500
     500,000 NiSource Industries Inc. 7.75% 2/19/03.............      27,175,000
     209,000 P P & L Capital Trust II 8.10% 7/01/27.............       5,298,150
     789,100 Texas Utilities Co. 9 1/4% 8/16/02.................      36,850,970
     450,900 Utilicorp United Inc. 9 3/4% 11/16/02..............      15,353,145
                                                                   -------------
                                                                     184,242,640
                                                                   -------------
             Total Preferred Stocks (Cost--$205,045,503) .......     213,992,640
                                                                   -------------

     The accompanying note is an integral part of this financial statement.

                      DUFF & PHELPS UTILITIES INCOME INC.
                      STATEMENT OF NET ASSETS--(Continued)
                                  (UNAUDITED)
                                 March 31, 2001

BONDS--20.3%

                                                  Ratings
                                       ------------------------------
                                                             Standard   Market
                                        Fitch IBCA,            and      Value
  Par Value  Company                   Duff & Phelps Moody's  Poor's   (Note 1)
  ---------  -------                   ------------- ------- -------- ----------
             [_] ELECTRIC--10.9%
 $ 5,000,000 AES Ironwood Corp.
              8.857%, due 11/30/25...    Not Rated    Baa3     BBB-    5,144,855
  23,101,000 Alabama Power Co.
              9%, due 12/01/24.......    A+           A1       A      24,515,082
  18,050,000 Comed Financing II
              8 1/2%, due 1/15/27....    Not Rated    Baa2     BBB    17,797,553
   7,500,000 Commonwealth Edison Co.
              9 7/8%, due 6/15/20....    A-           Baa1     A-      8,470,035
   8,850,000 Commonwealth Edison Co.
              8 5/8%, due 2/01/22....    A-           Baa1     A-      9,283,818
   5,000,000 Commonwealth Edison Co.
              8 3/8%, due 9/15/22....    A-           Baa1     A-      5,213,975
  10,000,000 Commonwealth Edison Co.
              8 3/8%, due 2/15/23....    A-           Baa1     A-     10,431,240
  24,000,000 Dominion Resources
              Capital Trust
              7.83%, due 12/01/27....    BBB          Baa1     BBB-   22,229,232
   5,000,000 Gulf States Utilities
              8.94%, due 1/01/22.....    BBB          Baa3     BBB-    5,295,580
   1,000,000 Houston Lighting
              8 3/4%, due 3/01/22....    A-           A3       BBB+    1,049,603
  18,800,000 Hydro--Quebec
              9 3/4%, due 1/15/18....    AA-          A2       A+     20,197,554
   5,000,000 Illinois Power Co.
              7 1/2, due 7/15/25.....    A-           Baa1     BBB+    4,853,660
   5,000,000 Louisiana Power & Light
              Co.
              8 3/4, due 3/01/26.....    BBB+         Baa2     BBB     5,187,560
   4,000,000 New York State Electric
              & Gas Corp.
              8 7/8%, due 11/01/21...    A            A3       A       4,186,844
  27,580,000 Potomac Electric Power
              Co.
              9%, due 6/01/21........    A+           A1       A      29,007,817

     The accompanying note is an integral part of this financial statement.

                      DUFF & PHELPS UTILITIES INCOME INC.
                      STATEMENT OF NET ASSETS--(Continued)
                                  (UNAUDITED)
                                 March 31, 2001

                                                   Ratings
                                        ------------------------------
                                                              Standard   Market
                                         Fitch IBCA,            and       Value
  Par Value  Company                    Duff & Phelps Moody's  Poor's   (Note 1)
  ---------  -------                    ------------- ------- -------- -----------
  10,000,000 Public Service Co. of
              Colorado
              8 3/4%, due 3/01/22....     A            A3       A       10,379,780
  22,750,000 Puget Capital Trust
              8.231%, due 6/01/27....     Not Rated    Baa2     BBB-    21,687,347
   3,000,000 Rochester Gas & Electric
              Corp.
              9 3/8%, due 4/01/21....     A-           A3       A-       3,138,858
  13,000,000 Southern Co. Capital
              Trust
              8.14%, due 2/15/27.....     Not Rated    A3       BBB+    12,273,755
  27,830,000 Texas Utilities Electric
              Co.
              9 3/4%, due 5/01/21....     A-           A3       BBB+    29,275,462
  12,000,000 UtiliCorp United Inc.
              8%, due 3/01/23........     BBB          Baa3     BBB     11,510,604
   5,000,000 Virginia Electric &
              Power Co.
              8 5/8%, due 10/01/24...     A+           A2       A        5,308,875
  17,700,000 Virginia Electric &
              Power Co.
              8 1/4%, due 3/01/25....     A+           A2       A       18,389,415
                                                                       -----------
                                                                       284,828,504
             [_] GAS--2.4%
   5,125,000 ANR Pipeline Co.
              9 5/8%, due 11/01/21...     Not Rated    Baa1     BBB+     6,277,259
   5,000,000 KN Energy Inc.
              7 1/4%, due 3/01/28....     BBB          Baa2     BBB      4,867,945
  10,000,000 Phillips Petroleum Co.
              9.18%, due 9/15/21.....     BBB          Baa2     BBB     10,495,950
   5,000,000 Southern California Gas
              Co.
              8 3/4%, due 10/01/21...     AA           A1       AA-      5,224,430
   6,488,000 Southern Union Co.
              7.60%, due 2/01/24.....     BBB+         Baa2     BBB+     6,222,634
   8,850,000 Southern Union Co.
              8 1/4%, due 11/15/29...     BBB+         Baa2     BBB+     9,132,032
  10,000,000 TE Products Pipeline Co.
              7.51%, due 1/15/28.....     Not Rated    Baa2     BBB+     9,087,890
   9,000,000 Trans-Canada Pipeline
              9 1/8%, due 4/20/06....     Not Rated    A3       BBB      9,981,909
                                                                       -----------
                                                                        61,290,049

     The accompanying note is an integral part of this financial statement.

                      DUFF & PHELPS UTILITIES INCOME INC.
                      STATEMENT OF NET ASSETS--(Continued)
                                  (UNAUDITED)
                                 March 31, 2001

                                                  Ratings
                                       ------------------------------
                                                             Standard   Market
                                        Fitch IBCA,            and       Value
 Par Value  Company                    Duff & Phelps Moody's  Poor's   (Note 1)
 ---------  -------                    ------------- ------- -------- -----------
            [_] TELECOMMUNICATION--
              5.2%
 19,000,000 AT & T Corp.
             8.35%, due 1/15/25.....     A-           A2       A       19,498,009
 10,000,000 AT & T Corp.
             8 3/4%, due 3/01/31....     BBB          Baa2     BBB     10,075,000
 25,000,000 British Telecom PLC
             8 5/8%, due 12/15/30...     A            A2       A       25,805,850
 11,350,000 France Telecom
             8 1/2%, due 3/01/31....     A            A3       A-      11,492,091
 12,000,000 GTE California Inc.
             8.07%, due 4/15/24.....     AA           AA3      A+      12,226,248
 17,625,000 GTE Corp.
             7.90%, due 2/01/27.....     A+           A2       A+      17,851,182
 13,750,000 New England Telephone &
             Telegraph
             9%, due 8/01/31........     AA           Aa2      A+      14,616,181
  9,000,000 New York Telephone Co.
             7 5/8%, due 2/01/23....     AA           A1       A+       8,846,226
  9,000,000 Tele-Commun Inc.
             9.80%, due 2/01/12.....     A-           A3       A-      10,844,766
  5,000,000 US West Communications
             8 7/8%, due 6/01/31....     A            A2       BBB+     5,166,085
                                                                      -----------
                                                                      136,421,638
            [_] NON-UTILITY--1.8%
 17,500,000 Contl Cablevision
             9 1/2%, due 8/01/13....     Not Rated    A3       A-      19,218,937
  8,000,000 Dayton Hudson Corp.
             9 7/8%, due 7/01/20....     A            A2       A       10,277,648
 19,940,000 EOP Operating LP
             7 1/2%, due 4/19/29....     BBB+         Baa1     BBB+    18,337,482
                                                                      -----------
                                                                       47,834,067
                                                                      -----------
            Total Bonds (Cost--$540,819,370)........................  530,374,258
                                                                      -----------

     The accompanying note is an integral part of this financial statement.

                      DUFF & PHELPS UTILITIES INCOME INC.
                     STATEMENT OF NET ASSETS--(Continued)
                                  (UNAUDITED)
                                March 31, 2001
    The accompanying note is an integral part of this financial statement.

                                                                    Market
                                                                    Value
 Par Value  Company                                                (Note 1)
 ---------  -------                                             --------------
 U.S. TREASURY OBLIGATIONS--0.4%
 7,250,000  U.S. Treasury Notes 13 3/8%, due 8/15/01.........        7,489,018
 2,000,000  U.S. Treasury Bonds 10 3/4%, due 8/15/05.........        2,478,360
                                                                --------------
            Total U.S. Treasury Obligations (Cost--
             $10,292,188)....................................        9,967,378
                                                                --------------
 U.S. GOVERNMENT AGENCY OBLIGATIONS--2.7%
 65,000,000 Federal Home Loan Mortgage Corp. 9 3/4%, due
             2/14/03 ........................................       70,687,500
                                                                --------------
            Total U.S. Government Agency Obligations (Cost--
             $70,759,000)....................................       70,687,500
                                                                --------------
 COMMERCIAL PAPER--2.8%
 73,000,000 General Electric Capital Corp. 5.25%, due
             4/02/01.........................................       73,000,000
                                                                --------------
            Total Commercial Paper (Cost $73,000,000)........       73,000,000
                                                                --------------
 CASH AND OTHER ASSETS LESS LIABILITIES--(7.5%)...............    (195,641,101)
                                                                --------------
 NET ASSETS
 (equivalent to $9.96 per share of common stock based on
 211,622,795 shares of common stock outstanding, authorized
 250,000,000 shares, $0.001 par value per share and 5,000
 shares remarketed preferred stock outstanding, authorized
 100,000,000 shares, liquidation preference $100,000 per
 share, $0.001 par value per share)...........................  $2,607,364,823
                                                                ==============

The percentage shown for each investment category is the total value of that category as a percentage of the total net assets of the Fund.
--------
(1) The market values for securities are determined as follows: Securities traded on a national securities exchange or traded over-the-counter and quoted on the NASDAQ System are valued at last sales prices. Securities so traded for which there were no sales and other securities are valued at the mean of the most recent bid-asked quotations. Bonds not traded on a securities exchange nor quoted on the NASDAQ System are valued at fair value using a procedure determined in good faith by the Board of Directors which includes the use of a pricing service. Each money market instrument having a maturity of 60 days or less is valued on an amortized cost basis. Other assets and securities are valued at a fair value, as determined in good faith by the Board of Directors.

Board of Directors

WALLACE B. BEHNKE

HARRY J. BRUCE

FRANKLIN A. COLE

GORDON B. DAVIDSON

ROBERT J. GENETSKI

CLAIRE V. HANSEN, CFA

FRANCIS E. JEFFRIES, CFA

NANCY LAMPTON

DAVID J. VITALE

Officers

CLAIRE V. HANSEN, CFA
Chairman,

NATHAN I. PARTAIN, CFA
President and Chief Executive Officer

T. BROOKS BEITTEL, CFA
Senior Vice President, Secretary and Treasurer

MICHAEL SCHATT
Senior Vice President

JOSEPH C. CURRY, JR.
Vice President

DIANNA P. WENGLER
Assistant Secretary

Duff & Phelps
Utilities Income Inc.

Common stock listed on the New York Stock Exchange under the symbol DNP

55 East Monroe Street
Chicago, Illinois 60603
(312) 368-5510

Shareholder inquiries please contact

Transfer Agent
Dividend Disbursing
Agent and Custodian

The Bank of New York
Shareholder Relations
Church Street Station
P.O. Box 11258
New York, New York 10286-1258
(877) 381-2537

Investment Adviser

Duff & Phelps
Investment Management Co.
55 East Monroe Street
Chicago, Illinois 60603

Administrator

J.J.B. Hilliard, W.L. Lyons, Inc.
Hilliard Lyons Center
Louisville, Kentucky 40202
(888) 878-7845

Legal Counsel

Mayer, Brown & Platt
190 South LaSalle Street
Chicago, Illinois 60603

Independent Public Accountants

Arthur Andersen LLP
33 West Monroe Street
Chicago, Illinois 60603
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                                                             Duff & Phelps
                                                     Utilities Income Inc.





                                                          First Quarter
                                                          Report

                                                          March 31, 2001
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